SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	27-2198168
Plan number	002
Current value	$ 1,160,254,338
Participant loans	22,387,504
Total	1,182,641,842
Investment, Identifier [Axis]: Dodge and Cox | Dodge & Cox Income Fund; Class X
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	807,742
Investment, Identifier [Axis]: PBF Energy Inc. | Class A Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	16,282,677
Investment, Identifier [Axis]: PIMCO | PIMCO Income Fund; Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 3,446,229
Investment, Identifier [Axis]: Participant Loans | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.25%
Investment, Identifier [Axis]: Participant Loans | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	9.50%
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Federal Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 34,038,530
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Institutional Index Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	173,740,910
Investment, Identifier [Axis]: The Vanguard Group | Vanguard International Growth Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	31,956,003
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Mid-Cap Growth Index Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	32,272,958
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Mid-Cap Index Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,503,020
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Small-Cap Index Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	57,895,969
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Target Retirement 2020 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	13,536,386
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Target Retirement 2025 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	39,215,414
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Target Retirement 2030 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	78,872,508
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Target Retirement 2035 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	85,684,942
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Target Retirement 2040 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	85,781,357
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Target Retirement 2045 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	86,524,746
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Target Retirement 2050 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	77,785,308
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Target Retirement 2055 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	55,262,360
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Target Retirement 2060 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	28,927,414
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Target Retirement 2065 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	8,033,964
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Target Retirement 2070 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	936,684
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Target Retirement Income Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	9,233,353
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Target Retirement Income and Growth Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	794,633
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Total Bond Market Index Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	52,875,593
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Total International Stock Index Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	64,443,757
Investment, Identifier [Axis]: The Vanguard Group | Vanguard U.S. Growth Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	60,618,307
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Wellington Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	28,833,303
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Windsor II Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	28,435,331
Investment, Identifier [Axis]: Victory Capital Management Inc. | Victory Sycamore Established Value Fund, Class l R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 1,514,940